Share-Based Compensation - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Share-based compensation expense
Total share-based compensation expense	$ 21,447	¥ 146,486	¥ 24,975	¥ 57,348
Sales and marketing
Share-based compensation expense
Total share-based compensation expense	309	2,113	735	795
General and administrative
Share-based compensation expense
Total share-based compensation expense	$ 21,138	¥ 144,373	¥ 24,240	¥ 56,553